Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

12.  Accumulated Other Comprehensive Income (Loss)

The following table shows the changes in other comprehensive income (loss) for the past two years:

	For the years ended December 31,
	2013			2012
(In thousands)	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Balance, beginning of period			$1,333			$1,121
Unrealized holding gains (losses) on securities arising during period	$(2,606)	$(1,056)	(1,550)	$920	$332	588
Less: Reclassification adjustment for gains included in net income	390	131	259	566	190	376
Net unrealized gains (losses) on securities arising during the period	$(2,996)	$(1,187)	$(1,809)	$354	$142	$212
Balance, end of period			$(476)			$1,333